Basis of Preparation - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Comprehensive (loss) after income tax	$ (24,841)	$ (24,577)	$ (48,896)	$ (30,757)
Net cash outflows in operating activities			60,129	16,888
Cash & cash equivalents	$ 77,528	$ 81,348	$ 77,528	$ 81,348	$ 129,328	$ 50,426